ALPHACENTRIC LIFESCI HEALTHCARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.4%
	BIOTECH & PHARMA - 76.8%
180,000	2seventy bio, Inc.(a)	$ 1,686,600
50,000	ACADIA Pharmaceuticals, Inc.(a)	796,000
297,500	ADC Therapeutics S.A.(a)	1,142,400
500,000	Amarin Corp plc - ADR(a)	605,000
81,000	Amryt Pharma plc - ADR(a)	591,300
78,500	Arcutis Biotherapeutics, Inc.(a)	1,161,800
352,500	Aurinia Pharmaceuticals, Inc.(a)	1,522,800
125,000	BioCryst Pharmaceuticals, Inc.(a)	1,435,000
15,000	Celldex Therapeutics, Inc.(a)	668,550
70,000	CinCor Pharma, Inc.(a)	860,300
187,500	Coherus Biosciences, Inc.(a)	1,485,000
49,500	Collegium Pharmaceutical, Inc.(a)	1,148,400
185,000	Columbia Care, Inc.(a)	138,750
36,000	Dynavax Technologies Corporation(a)	383,040
102,500	Elanco Animal Health, Inc.(a)	1,252,550
33,000	Exelixis, Inc.(a)	529,320
42,500	Galapagos N.V. - ADR(a)	1,886,150
8,500	Gilead Sciences, Inc.	729,725
61,000	GSK plc - ADR	2,143,540
25,500	Horizon Therapeutics plc(a)	2,901,900
75,000	Innoviva, Inc.(a)	993,750
20,000	Insmed, Inc.(a)	399,600
7,500	Intra-Cellular Therapies, Inc.(a)	396,900
3,500	Jazz Pharmaceuticals plc(a)	557,585
45,000	Kiniksa Pharmaceuticals Ltd.(a)	674,100
14,000	Mirati Therapeutics, Inc.(a)	634,340
185,000	MorphoSys A.G. - ADR(a)	662,300
105,000	Novavax, Inc., Class A(a)	1,079,400
15,500	Nuvalent, Inc.(a)	461,590
325,000	Nuvation Bio, Inc.(a)	624,000
19,000	Pacira BioSciences, Inc.(a)	733,590
50,000	Puma Biotechnology, Inc.(a)	211,500
20,000	Sanofi - ADR	968,600
90,000	Takeda Pharmaceutical Company Ltd. - ADR	1,404,000

ALPHACENTRIC LIFESCI HEALTHCARE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	BIOTECH & PHARMA - 76.8% (Continued)
27,500	Taro Pharmaceutical Industries Ltd.(a)	$ 798,600
18,640	Travere Therapeutics, Inc.(a)	391,999
27,000	Ultragenyx Pharmaceutical, Inc.(a)	1,250,910
2,250	United Therapeutics Corporation(a)	625,703
55,000	Verona Pharma plc - ADR(a)	1,437,150
35,500	Viridian Therapeutics, Inc.(a)	1,036,955
52,500	Zymeworks, Inc.(a)	412,650
		38,823,347
	CONSUMER SERVICES - 2.6%
360,000	AirSculpt Technologies, Inc.	1,332,000

	HEALTH CARE FACILITIES & SERVICES - 5.2%
842,000	Aveanna Healthcare Holdings, Inc.(a)	656,760
110,000	DocGo, Inc.(a)	777,700
39,500	Fulgent Genetics, Inc.(a)	1,176,310
		2,610,770
	MEDICAL EQUIPMENT & DEVICES - 8.2%
3,400	Bio-Rad Laboratories, Inc., Class A(a)	1,429,666
5,000	Embecta Corporation	126,450
10,000	Inmode Ltd.(a)	357,000
17,000	Lantheus Holdings, Inc.(a)	866,320
4,000	Medtronic plc	310,880
415,000	SomaLogic, Inc.(a)	1,041,650
		4,131,966
	RETAIL - CONSUMER STAPLES - 2.6%
95,000	PetIQ, Inc.(a)	875,900
12,000	Walgreens Boots Alliance, Inc.	448,320
		1,324,220

	TOTAL COMMON STOCKS (Cost $51,715,320)	48,222,303

ALPHACENTRIC LIFESCI HEALTHCARE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	PREFERRED STOCKS — 0.6%
	BIOTECH & PHARMA — 0.6%
3,000	VYNE Therapeutics Inc.(a) (d) (Cost $300,000)	$ 300,000

	MONEY MARKET FUNDS - 0.0% (b)
1	Fidelity Government Portfolio Institutional Class, 4.06% (Cost $1)(c)	1

	TOTAL INVESTMENTS - 96.0% (Cost $52,015,321)	$ 48,522,304
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%	2,002,589
	NET ASSETS - 100.0%	$ 50,524,893

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S/A	- Société Anonyme
(a)	- Non-income producing security.
(b)	- Percentage rounds to less than 0.1%.
(c)	- Rate disclosed is the seven day effective yield as of December 31, 2022.
(d)	- The value of this security has been determined in good faith under policies of the Board of Trustees.